Investments And Other Dispositions (Narrative) (Detail) (USD $)	12 Months Ended				3 Months Ended	10 Months Ended	1 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012	Jun. 25, 2014 Joint Venture Investment, Mexico [Member] Store	Jun. 27, 2012 Joint Venture Investment, Brazil [Member]	Apr. 30, 2012 Joint Venture Investment, Brazil [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants to develop				50
Capital contribution to the joint venture	$ 0	$ 0	$ 3,170,000		$ 1,500,000	$ 1,600,000
Number of restaurants operating in joint venture				36
Proceeds from Sale							$ 8,300,000